Property, Plant and Equipment, Net (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Property, Plant and Equipment, Net [Abstract]
Depreciation expense	¥ 110,979,569	$ 15,204,139	¥ 110,184,167	¥ 119,299,006